State Street Corp.

P.O. Box 5049

Boston, MA 02206-5049

May 5, 2004

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:	Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that each Prospectus dated April 30, 2004 for Class K & Y Shares of Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, Class K & Y Shares of Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund, and Liquidity Money Market Fund, and each Statement of Additional Information dated April 30, 2004 for Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund and Liquidity Money Market Fund do not differ from those contained in Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 29, 2004 (Accession # 0001193125-04-072613).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes Counsel

cc:	S. Shenkenberg

J. Kanter